Commitments and Contingencies (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 item
Royalties from Licensing Arrangements
Commitments and Contingencies
Outstanding licensing agreements	10
Royalties from Licensing Arrangements | Ragnarok Online | Minimum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable	24.00%
Royalties from Licensing Arrangements | Ragnarok Online | Maximum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable	40.00%
Royalties from Licensing Arrangements | Dragonica
Commitments and Contingencies
Outstanding licensing agreements	6
Royalties from Licensing Arrangements | Dragonica | Minimum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable	20.00%
Royalties from Licensing Arrangements | Dragonica | Maximum
Commitments and Contingencies
Licensing agreements, percentage of royalty receivable	25.00%
Licensed games | Ragnarok Online | Minimum
Commitments and Contingencies
Contract period after commercialization in each geographic location	2 years
Licensed games | Ragnarok Online | Maximum
Commitments and Contingencies
Contract period after commercialization in each geographic location	4 years
Licensed games | Steal Fighter
Commitments and Contingencies
Amount committed for license fee payment	200
Licensed games | Web browser-based game
Commitments and Contingencies
Amount committed for license fee payment	450